Financial and capital risks management (Fair value disclosures) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial and capital risks management [line items]
Liabilities	¥ 297,871,017	¥ 303,781,641
Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	134,020,000	150,170,000
Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	31,290,000	29,980,000
At fair value [member] | Long-term loans [member]
Financial and capital risks management [line items]
Liabilities	133,790,000	149,760,000
At fair value [member] | Long-term bonds [member]
Financial and capital risks management [line items]
Liabilities	¥ 31,640,000	¥ 30,080,000